Financial instruments (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	$ 492	$ 3,163
Not later than one month [Member] | Purchased call options [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	0	246,000
Later than one month and not later than three months [Member] | Purchased call options [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	2,140,000	1,729,000
Later than three months and not later than six months [Member] | Purchased call options [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	0	662,000
Later than six months and not later than one year [Member] | Purchased call options [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	$ 0	$ 0